Related Party Transactions - Schedule of Transactions with Related Parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Mr. Zhao Jishuang [Member]
Schedule of Transactions with Related Parties [Line Items]
Advances from related parties	$ 431		$ 1,469
Repayment of advances from related parties	2,383	2,455	1,485
Advances to related parties
Amounts due to related parties		1,952
Mr. Peng Siguang [Member]
Schedule of Transactions with Related Parties [Line Items]
Advances from related parties	10
Repayment of advances from related parties	10
Mr. Guo Yupeng [Member]
Schedule of Transactions with Related Parties [Line Items]
Advances from related parties			290
Repayment of advances from related parties	290
Advances to related parties
Advances to related parties	12
Amounts due to related parties		290
Amounts due from related parties	12
Met Chain Co., Limited [Member]
Schedule of Transactions with Related Parties [Line Items]
Advances from related parties			2,042
Repayment of advances from related parties	1,814	228
Advances to related parties
Advances to related parties	188
Amounts due to related parties		1,814
Amounts due from related parties	188
Related Party [Member]
Schedule of Transactions with Related Parties [Line Items]
Advances from related parties	441		3,801
Repayment of advances from related parties	4,497	2,683	1,485
Advances to related parties
Advances to related parties	200
Amounts due to related parties		4,056
Amounts due from related parties	$ 200